SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Geokall UK Ltd. Acquisition and Purchase Agreement

On October 31, 2023, as amended on April 9, 2024 and September 9, 2024, the Company entered into an Acquisition and Purchase Agreement with Geokall UK Ltd. (“Geokall”), a UK Limited Company, and its owners (“Sellers”) (altogether, the “Parties”) for all of the assets, liabilities, intellectual property, and technology of Geokall in exchange for 200,000 shares of TPT restricted Series G Convertible Preferred Stock with a stated price of $5.00 USD per share with the Designation of Rights and Privileges described in Note 7 to these consolidated financial statements. In addition, TPT agrees that upon a successful fund-raising event, TPT will provide Geokall with working capital in the amount up to $500,000. This acquisition was closed subsequent to June 30, 2024, effective September 9, 2024, which conditions of closing and the closing were agreed to by all parties.

FINANCING ARRANGEMENTS

On September 6, 2024, TPT Global Tech, Inc. and Cavalry Fund I, LP entered into a $83,333 promissory note agreement (Cavalry Fund I Note #2”). The Cavalry Fund Note #2 has an original issue discount of 10%, or $8,333, and bears interest at 10%, 24% upon default, and is convertible into shares of the Company’s common stock at $0.001. $8,333 of interest is considered earned at the issue date. Total of $83,333 plus accrued interest, or any principal or accrued interest remaining outstanding, is due nine months from the issue date. 1,500,000,000 common shares of the Company’s common stock have been reserved with the transfer agent for possible conversion.

In conjunction with this Cavalry Fund I Note #2 financing arrangement, the Company and Cavalry Fund agreed to a Conversion Agreement (“Cavalry Conversion Agreement”) whereby Cavalry Fund I agreed to convert to the Company’s Series E Preferred Shares any remaining principal, interest, penalties and other fees related to the Cavalry Fund I Note and the fair value of related warrants outstanding upon a successful uplisting of the Company to a major U.S. stock exchange. Balances Outstanding related to the Cavalry Fund I Note as of June 30, 2024 were principal of $826,833 and accrued interest of $513,639.

DEBT CONVERSIONS TO STOCK

Subsequent to June 30, 2024,1800 Diagonal exercised their rights to convert $8,450 of principal amounts into 65,000,000 of shares of common stock.

Subsequent events were reviewed through the date the financial statements were issued.

NOTE 13 – SUBSEQUENT EVENTS

Financing Arrangements

Standby Equity Commitment Agreement

On February 15, 2024, the Company entered into a Standby Equity Commitment Agreement, dated February 14, 2024 (the "SECA") with MacRab LLC, a Florida limited liability company (the "MacRab"). The SECA provides the Company with an option to sell up to $3,000,000 worth of the Company's common stock to MacRab, in increments, over the period ending twenty-four (24) months after the date that a related registration statement is deemed effective by the U.S. Securities and Exchange Commission, pursuant to the terms and conditions contained in the SECA. The purchase price per share, for each respective put under the SECA, is equal to 90% of the average of the two (2) lowest volume weighted average prices of the Common Stock during the six (6) trading days following the clearing date associated with the respective put under the SECA.  The Company will pay a finders fee on each increment drawn of up to 8% in cash and 8% in restricted common shares of the Company.

1800 Diagonal Financing

Dated February 7, 2024, but consummated on February 12, 2024, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a Convertible Promissory Note (“1800 Diagonal Note #4”) totaling $92,000.  The 1800 Diagonal Note #4, upon the terms and subject to certain general limitations and conditions, bears an interest rate of 22%including a one-time earned interest charge of 12% or $11,040, resulted in cash received by the Company of $75,000 net of expenses and discount of $12,000. Required payments shall be 9 monthly payments of $11,449 starting March 15, 2024 with a total payback of $103,040.  The Holder may convert the outstanding unpaid principal amount into restricted shares of Common Stock of the Company at a discount of 35% of the Market Price, as indicated or upon default.  There are no warrants or options attached to this Note. The Company has initially reserved 750,000,000 shares of Common Stock for conversion pursuant to the 1800 Diagonal Note #4.  As a condition of funding this 1800 Diagonal Note #4, the Company increased share reserves on previous 1800 Diagonal Lending Notes by 750,000,000 shares.

Dated March 25, 2024, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a Convertible Promissory Note (“1800 Diagonal Note #5”) totaling $66,000.  The 1800 Diagonal Note #5, upon the terms and subject to certain general limitations and conditions, bears an interest rate of 22% including a one-time earned interest charge of 19% or $12,540, resulted in cash received by the Company of $50,000 net of expenses and discount of $11,000. Required payments shall be $47,124 on September 30, 2024 and $10,472 on each of October 30 2024, November 30, 2024 and December 30, 2024 with a total payback of $78,540.  The Holder may convert the outstanding unpaid principal amount into restricted shares of Common Stock of the Company at a discount of 39% of the Market Price, as indicated or upon default.  There are no warrants or options attached to this Note. The Company has initially reserved 1,400,000,000 shares of Common Stock for conversion pursuant to the 1800 Diagonal Note #5.

FirstFire Financing

On May 6, 2024, the Company received $40,000 as an advance from FirstFire Global Opportunity Fund, LLC.  This advance is intended to be an advance from an intended $75,000 convertible promissory note that is being drafted and will be consummated in the near future.  There is no agreed upon definite terms as of the advance but that they include convertibility to common shares at a discount to market and a reservation of 1,250,000,000 common shares with the transfer agent for conversion. 625,000,000 of these shares have been reserved at the tie of the advance. The purpose of the advance was for working capital purposes.

Roy D. Foreman Business Development and Professional Services Consulting Agreement

On January 30, 2024, TPT Global Tech, Inc. dba TPT Entertainment and Media LLC and Roy D. Foreman (“Mr. Foreman”) entered into a Business Development and Professional Services Consulting Agreement. TPT engaged Mr. Foreman as President of the TPT’s US Domestic and International Boxing Division to provide business development and/or professional services related to making introductions to funding sources and the launch of TPT’s Live Mobile TV Broadcasting on TPT’s VuMe Super App platform.

Mr. Foreman will receive $500,000 USD, payable in TPT equity stock as compensation for consultant services as President of the TPT Global Tech dba TPT Media and Entertainment Division for which $100K USD of those service have been considered rendered. TPT equity stock shall mean common or preferred stock as created, or which may exist, by TPT Global Tech and agreed to by Mr. Foreman. The remaining payment will be rendered upon a successful Launch of the VuMe Boxing division or a successful strategic partnership, branding, marketing, distribution or Network affiliation agreement.  Once first bridge financing has been raised Mr. Foreman will receive $7,500.00 per month as a consultant fee until additional capital has been raised to move consultant to W2 employment status with full employee benefits and the participation in the company’s employee stock option plan. At this stage Mr. Foreman will enter into a full company employment agreement.

Sean Jones Business Development and Professional Services Consulting Agreement

On April 15, 2024, TPT Global Tech, Inc. dba TPT Entertainment and Media LLC and D. Sean Jones (“Mr. Jones”) entered into a Business Development and Professional Services Consulting Agreement. TPT engaged Mr. Jones as Executive Vice President of Business Development and In-House Counsel to provide business development and/or professional services related to making introductions to funding sources and the launch of TPT’s Live Mobile TV Broadcasting on TPT’s VuMe Super App platform.

Mr. Jones will receive $375,000 of stated value of TPT Global Tech Series F Preferred Shares, $5.00 per share, or 75,000 shares as compensation for services considered rendered as Executive Vice President of Business Development and In-House Counsel.

At this time, there is no designation for the TPT Global Tech Series F Preferred shares. It is intended that the Series F preferred shares will have the same or similar features to the TPT Global Tech Series E preferred shares, but this cannot be assured without a definite completed designation accepted by the State of Florida. Ultimately, the designation submitted and approved by the state of Florida will be the governing designation for the Series F shares and used for this agreement.

Additional compensation shall be provided upon a successful launch of VuMe or a successful strategic partnership, branding, marketing, distribution, or network affiliation agreement. Mr. Jones shall have the option to receive, upon the successful launch of VuMe, monthly compensation commensurate with TPT's upper level management and transition to W2 employment status with full employee benefits and participation in the company's employee stock option plan.

Amendments to Articles of Incorporation or Bylaws

On January  17, 2024, the Board of Directors of the Company  in accordance with the provisions of the Articles of Incorporation, as amended, and by-laws of the Company amended the Articles of Incorporation to increase the authorized number of common shares by Ten Billion Five Hundred Million (10,500,000,000) which increased the total authorized common shares to Fifteen Billion (15,000,000,000) with all common shares having the then existing rights powers and privileges as per the existing amended Articles of Incorporation and Bylaws of the Company.

Common Stock Issuances

Subsequent to December 31, 2023, FirstFire and 1800 Diagonal exercised their rights to convert $151,636 of principal amounts into 410,050,045 of shares of common stock.

Amendment and Restatement of the TPT Global Tech, Inc. Stock Option, Compensation, and Award Incentive Plan.

On February 1, 2024, by unanimous written consent, the Board of Directors and Majority Shareholder of TPT Global Tech, Inc. (the “Company”) approved and adopted an amendment and restatement of the 2024 TPT Global Tech, Inc. Stock Option, Compensation, and Award Incentive Plan (the “Plan”) to increase the maximum number of common shares, with a par value of $0.001 (“Common Shares”), available for grant to participants under the Plan to 3,500,000,000 Common Shares. In addition, the Plan was amended to define “Eligible Person” as an Employee, Consultant (Person or Professional Services Company) or Director of the Company, any Parent or any Subsidiary. A company other than a Professional Services Company is NOT eligible and “Issuance for Compensation for Services” shall mean the issuance for valuable and adequate consideration determined by the Board as determined by performance pursuant to an agreement. This Plan amends and supersedes any and all prior Plans.

Subsequent events were reviewed through the date the financial statements were issued.